Regulatory capital requirements - Corporation's risk-based capital and leverage ratios (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Corporate
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 5,773,919	$ 5,858,615
Capital to Risk Weighted Assets	18.81%	20.31%
Common Equity Tier One Capital	$ 4,992,096	$ 5,121,240
Common Equity Tier One Capital Ratio	16.26%	17.76%
Tier One Risk Based Capital	$ 5,014,239	$ 5,121,240
Tier One Risk Based Capital to Risk Weighted Assets	16.33%	17.76%
Tier One Leverage Capital	$ 5,014,239	$ 5,121,240
Tier One Leverage Capital to Average Assets	7.80%	10.03%
Corporate | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 3,223,720	$ 3,028,239
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	10.50%
Common Equity Tier One Capital Required For Capital Adequacy	$ 2,149,146	$ 2,018,826
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	7.00%	7.00%
Tier One Risk Based Capital Required for Capital Adequacy	$ 2,609,678	$ 2,451,431
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	8.50%	8.50%
Tier One Leverage Capital Required for Capital Adequacy	$ 2,572,201	$ 2,042,299
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,226,887	$ 4,226,374
Capital to Risk Weighted Assets	18.58%	19.98%
Common Equity Tier One Capital	$ 3,940,385	$ 3,958,518
Common Equity Tier One Capital Ratio	17.32%	18.72%
Tier One Risk Based Capital	$ 3,940,385	$ 3,958,518
Tier One Risk Based Capital to Risk Weighted Assets	17.32%	18.72%
Tier One Leverage Capital	$ 3,940,385	$ 3,958,518
Tier One Leverage Capital to Average Assets	7.26%	9.62%
Banco Popular de Puerto Rico | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 2,388,394	$ 2,220,908
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	10.50%
Common Equity Tier One Capital Required For Capital Adequacy	$ 1,592,262	$ 1,480,605
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	7.00%	7.00%
Tier One Risk Based Capital Required for Capital Adequacy	$ 1,933,461	$ 1,797,878
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	8.50%	8.50%
Tier One Leverage Capital Required for Capital Adequacy	$ 2,169,835	$ 1,645,851
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
PB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,283,332	$ 1,211,045
Capital to Risk Weighted Assets	17.34%	16.98%
Common Equity Tier One Capital	$ 1,190,758	$ 1,165,710
Common Equity Tier One Capital Ratio	16.09%	16.35%
Tier One Risk Based Capital	$ 1,190,758	$ 1,165,710
Tier One Risk Based Capital to Risk Weighted Assets	16.09%	16.35%
Tier One Leverage Capital	$ 1,190,758	$ 1,165,710
Tier One Leverage Capital to Average Assets	12.35%	12.33%
PB | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 776,975	$ 748,836
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	10.50%
Common Equity Tier One Capital Required For Capital Adequacy	$ 517,983	$ 499,224
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	7.00%	7.00%
Tier One Risk Based Capital Required for Capital Adequacy	$ 628,980	$ 606,200
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	8.50%	8.50%
Tier One Leverage Capital Required for Capital Adequacy	$ 385,685	$ 378,041
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%